CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 34,662	$ 31,567
Short-term bank deposits		5,913
Accounts receivable (net of allowance of $609 and $584 at December 31, 2017 and June 30, 2018, respectively)	50,240	62,830
Prepaid expenses and other current assets	7,936	13,955
Total Current Assets	92,838	114,265
Property and equipment, net	15,938	17,476
Intangible assets, net	8,975	11,309
Goodwill	125,051	125,051
Deferred taxes	4,752	4,798
Other assets	699	1,128
Total Assets	248,253	274,027
Current Liabilities:
Accounts payable	35,150	39,180
Accrued expenses and other liabilities	16,172	17,784
Short-term loans and current maturities of long-term and convertible debt	13,472	13,989
Deferred revenues	4,432	5,271
Payment obligation related to acquisitions	5,146	5,146
Total Current Liabilities	74,372	81,370
Long-Term Liabilities:
Long-term debt, net of current maturities	19,382	30,026
Convertible debt, net of current maturities	7,937	16,693
Other long-term liabilities	5,992	7,606
Total Liabilities	107,683	135,695
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 40,000,000 shares; Issued: 25,965,360 at December 31, 2017 and June 30,2018; Outstanding: 25,850,021 shares at December 31, 2017 and June 30, 2018	211	211
Additional paid-in capital	238,459	236,975
Treasury shares at cost (115,339 shares at December 31, 2017 and June 30, 2018)	(1,002)	(1,002)
Accumulated other comprehensive income	243	532
Accumulated deficit	(97,341)	(98,384)
Total Shareholders' Equity	140,570	138,332
Total Liabilities and Shareholders' Equity	$ 248,253	$ 274,027